Property, Plant and Equipment (FY) (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 2,150	$ 2,069
Accumulated Depreciation		(1,580)	(1,529)
Property, Plant and Equipment, Net	$ 573	570	540
Office Furniture & Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		287	280
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		224	145
Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		129	124
Production Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		926	968
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		277	245
Capital Lease Asset [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 307	$ 307